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CIK: 0000806004

                                                                John M. Richards
                                                       Assistant General Counsel

General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis, MO 63128

                                 March 6, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  General American Separate Account Eleven
     File No. 811-04901

Commissioners:

Annual Reports dated December 31, 2014 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of the General American Separate Account Eleven of General American Life Insurance Company pursuant to Rule 30b2-1 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain series of American Funds Insurance Series(R) are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File
No. 811-03857.

The Annual Report for the Equity-Income Portfolio of Variable Insurance Products Fund is incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Annual Report for the Mid Cap Portfolio of Variable Insurance Products Fund III is incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205.

The Annual Reports for certain portfolios of the JPMorgan Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000909221, File No. 811-07874.

The Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual Reports for certain portfolios of Russell Investment Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000824036, File No. 811-05371.

The Annual Report for the Van Eck VIP Emerging Markets Fund of Van Eck VIP Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000811976, File No. 811-05083.

Sincerely,

/s/ John M. Richards

John M. Richards, Esq.
Assistant General Counsel
Metropolitan Life Insurance Company